Balance by type of finance debt (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	$ 31,051	$ 35,700
Finance debt, current	4,116	3,641
Non-current portion of non-current borrowings	26,935	32,059
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	4,818	4,517
Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	26,233	31,183
Banking Market [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	1,242	1,237
Banking Market [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	7,916	8,525
Capital Market [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	2,800	2,504
Capital Market [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	15,461	19,527
Development Banks [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	770	769
Development Banks [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	2,688	2,951
Other Debt [Member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	6	7
Other Debt [Member] | Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	$ 168	$ 180